Consolidated Statements of Operations	12 Months Ended
	Jun. 30, 2025 HKD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 HKD ($) $ / shares shares	Jun. 30, 2023 HKD ($) $ / shares shares
Revenues
Total revenues	$ 23,081,094	$ 2,940,304	$ 49,450,434	$ 44,684,149
Cost of revenues
Cost of revenues	19,439,759	2,476,434	42,120,168	37,295,682
Gross profit	3,641,335	463,870	7,330,266	7,388,467
Operating expenses
General and administrative expenses	10,749,795	1,369,418	4,480,135	4,244,637
Total operating expenses	10,749,795	1,369,418	4,480,135	4,244,637
Income (Loss) from operations	(7,108,460)	(905,548)	2,850,131	3,143,830
Other income (expenses)
Interest expense	(1,846)	(235)	(10,367)	(34,551)
Other income	599,134	76,324	52,807	23,403
Equity in loss of unconsolidated investees	(111,379)	(14,189)
Total other income (expenses), net	485,909	61,900	42,440	(11,148)
Income (Loss) before income tax	(6,622,551)	(843,648)	2,892,571	3,132,682
Income tax expense (credit)
Current	(56,010)	(7,135)	297,067	467,592
Deferred	(728,286)	(92,777)
Total income tax expense (credit)	(784,296)	(99,912)	297,067	467,592
Net income (loss)	$ (5,838,255)	$ (743,736)	$ 2,595,504	$ 2,665,090
Weighted average number of Ordinary Shares
Basic (in Shares)	17,750,137	17,750,137	16,000,000	16,000,000
Diluted (in Shares)	17,750,137	17,750,137	16,000,000	16,000,000
Earnings (Loss) per share
Basic (in Dollars per share and Dollars per share) | (per share)	$ (0.33)	$ (0.04)	$ 0.162	$ 0.167
Diluted (in Dollars per share and Dollars per share) | (per share)	$ (0.33)	$ (0.04)	$ 0.162	$ 0.167
Third parties
Cost of revenues
Cost of revenues	$ 18,306,259	$ 2,332,037	$ 40,980,168	$ 36,097,137
Related parties
Cost of revenues
Cost of revenues	1,133,500	144,397	1,140,000	1,198,545
Cloud services and data center managed services | Third parties
Revenues
Total revenues	14,388,087	1,832,901	39,604,258	15,112,472
Cloud services and data center managed services | Related parties
Revenues
Total revenues			1,800,000	8,475,000
Telecommunication, consultancy and related services | Third parties
Revenues
Total revenues	$ 8,693,007	$ 1,107,403	$ 8,046,176	$ 21,096,677